UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1639

               Engex, Inc.
(Exact name of registrant as specified in charter)

     44 Wall Street New York, NY  10005
(Address of Principal Executive Office) (Zip Code)

CT Corporation, 111 Eight Avenue, New York, New York 10011
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 495-4200

Date of fiscal year end:  September 30, 2006

Date of reporting period:  June 30, 2007

Item 1. Proxy Voting Record

KERYX BIOPHARMACEUTICALS, INC.

Ticker:	KERX	Security ID: 492515101
Meeting Date:	June 20, 2007

#	Proposal	Management Recommendation	Vote Cast	Sponsor
1	Election of seven directors	For	For	Issuer
2	Ratification of KPMG LLP as independent registered public accountants	For	For	Issuer
3	Approval of amendment of certification of incorporation to increase number of shares of common stock	For	For	Issuer
4	Approval of 2007 Incentive Plan	For	For	Issuer

CHINDEX INTERNATIONAL, INC.

Ticker:	CHDX	Security ID: 169467107
Meeting Date:	September 12, 2006

#	Proposal	Management Recommendation	Vote Cast	Sponsor
1	Election of eight directors	For	For	Issuer
2	Approve the appointment of BDO Seidman, LLP as Company’s independent registered Public accounting firm for the year ending March 31, 2007.	For	For	Issuer

SILVERSTAR HOLDINGS, LTD

Ticker:	SSTR	Security ID: 012267487
Meeting Date:	March 29, 2007

#	Proposal	Management Recommendation	Vote Cast	Sponsor
1	Election of five directors	For	For	Issuer
2	Ratification of the grant of options to purchase 650,000 shares of common stock of the company to Mr. Clive Kabatznik.	For	Abstain	Issuer
3	Ratification of the grant of options to purchase 180,000 shares of common stock of the company to Joseph Abrams	For	Abstain	Issuer
4	Ratification of appointment of Rachlin Cohen & Holtz LLP, as independent registered public accounting firm for the company for the year ending June 30, 2007.	For	For	Issuer

ENZO BIOCHEM, INC.

Ticker:	ENZ	Security ID: 294100102
Meeting Date:	January 23, 2007

#	Proposal	Management Recommendation	Vote Cast	Sponsor
1	Election of two directors	For	For	Issuer
2	Ratification of Ernst & Young LLP as the company’s independent registered public accounting firm for year end July 31, 2007.	For	For	Issuer

AMERICAN VANTAGE COMPANIES

Ticker:	AVCS	Security ID: 03037B106
Meeting Date:	December 11, 2006

#	Proposal	Management Recommendation	Vote Cast	Sponsor
1	Election of one director	For	For	Issuer
2	Any other business	For	For	Issuer

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ENGEX, INC.

By:  /s/ David Nachamie

Title:         Secretary

DATE:         8/28/07